13F-HR
Form 13F Holdings Report

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549

FORM 13F
FORM13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      	New Amsterdam Partners, LLC
Address:	475 Park Avenue South, 20th Floor
	        New York, NY, 10016

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Michelle R. Clayman
Title:	      Manager
Phone:	      212-689-1500
Signature, Place, and Date of Signing:

	Michelle R. Clayman 	New York, New York	November 2, 2000

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:        68

Form 13F Information Table Value Total:  $1046179


List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANTA Corp Cl A              COM              007942105      888    78900 SH       SOLE                    10000             68900
AES Corp.                      COM              00130H105    55690   812990 SH       SOLE                   398740            414250
Alltel Corp                    COM              020039103     5154    98750 SH       SOLE                    39550             59200
Altera Corporation             COM              021441100    28140   589320 SH       SOLE                   275320            314000
American Power Conversion      COM              029066107    20450  1065800 SH       SOLE                   536200            529600
Amgen Inc                      COM              031162100    38943   557700 SH       SOLE                   288350            269350
Applied Materials              COM              038222105     6489   109400 SH       SOLE                    71600             37800
Atmel Corp                     COM              049513104     8229   541800 SH       SOLE                   242600            299200
BellSouth Corporation          COM              079860102     7700   191304 SH       SOLE                   125804             65500
Black Box Corporation          COM              091826107     8770   188090 SH       SOLE                    71890            116200
Blyth Industries Inc.          COM              09643P108      998    42600 SH       SOLE                                      42600
Bristol Meyers Squibb          COM              110122108      377     6600 SH       SOLE                                       6600
CNF Transportation             COM              12612W104     6798   305540 SH       SOLE                   160940            144600
Cable Design Tech CP -CL       COM              126924109    20176   829845 SH       SOLE                   396495            433350
Calpine Corporation            COM              131347106    61744   591560 SH       SOLE                   286960            304600
CenturyTel Inc                 COM              156700106     1243    45600 SH       SOLE                                      45600
Cisco Systems Inc              COM              17275R102    10937   197950 SH       SOLE                   127500             70450
Citigroup Inc                  COM              172967101     9553   176694 SH       SOLE                   117562             59132
Computer Assoc Int'l           COM              204912109      219     8700 SH       SOLE                                       8700
Conectiv Inc.                  COM              206829103     1072    60000 SH       SOLE                                      60000
Countrywide Credit Ind Inc     COM              222372104    17712   469200 SH       SOLE                   213500            255700
DTE Energy Company             COM              233331107    20041   523960 SH       SOLE                   254460            269500
Dallas Semiconductor Corp      COM              235204104     2995    91100 SH       SOLE                    53800             37300
Dollar Tree Stores             COM              256747106     2677    66000 SH       SOLE                    15000             51000
EMC Corp/Mass                  COM              268648102    48792   492230 SH       SOLE                   249630            242600
Edison International           COM              281020107    15672   811500 SH       SOLE                   292400            519100
Edwards A.G. Inc               COM              281760108    23689   452830 SH       SOLE                   195430            257400
Electronics for Imaging        COM              286082102     8023   317750 SH       SOLE                   133250            184500
Equifax Inc.                   COM              294429105     1791    66500 SH       SOLE                    15800             50700
Express Scripts Inc-Cl A       COM              302182100    25385   351350 SH       SOLE                   181450            169900
Franklin Resources             COM              354613101    13961   314220 SH       SOLE                   166320            147900
Furniture Brands Intl Inc      COM              360921100    15546   935070 SH       SOLE                   485770            449300
General Mills                  COM              370334104    17601   495800 SH       SOLE                   255600            240200
Jones Apparel Group Inc        COM              480074103    22540   850550 SH       SOLE                   423950            426600
Kemet Corp                     COM              488360108     8047   291300 SH       SOLE                   149900            141400
Kimberly Clark Corp            COM              494368103     9700   173800 SH       SOLE                   119400             54400
Knight-Ridder Inc              COM              499040103    15861   312140 SH       SOLE                   130540            181600
Lehman Brothers Holdings       COM              524908100    27940   189100 SH       SOLE                    70500            118600
Lowes Co                       COM              548661107    18129   403990 SH       SOLE                   213740            190250
Manitowoc Company Inc.         COM              563571108     3243   168450 SH       SOLE                    63550            104900
Mattel Inc.                    COM              577081102     4691   419313 SH       SOLE                   123314            295999
Maxim Integrated Products      COM              57772K101    42061   522900 SH       SOLE                   239600            283300
Merrill Lynch & Co. Inc.       COM              590188108    14497   219650 SH       SOLE                   144200             75450
Microsoft Corp                 COM              594918104     6203   102850 SH       SOLE                    63700             39150
Navistar International         COM              63934E108     1039    34700 SH       SOLE                     4500             30200
Omnicom Group Inc              COM              681919106    22031   302050 SH       SOLE                   157700            144350
OutBack Steakhouse Inc         COM              689899102    15979   589100 SH       SOLE                   273300            315800
Praxair Inc                    COM              74005P104    15133   404890 SH       SOLE                   194890            210000
Pulte Corp                     COM              745867101     3490   105750 SH       SOLE                    41250             64500
Remedy Corp                    COM              759548100    11199   593330 SH       SOLE                   239130            354200
Rohm & Haas                    COM              775371107    12327   424150 SH       SOLE                   157350            266800
Safeway Inc                    COM              786514208    24758   530290 SH       SOLE                   283540            246750
Sanmina Corp                   COM              800907107    24496   261640 SH       SOLE                    94640            167000
Schering Plough Corp           COM              806605101    21085   453450 SH       SOLE                   240100            213350
Sealed Air Corporation         COM              81211K100    15812   349440 SH       SOLE                   156990            192450
Solectron Corp                 COM              834182107    13893   301200 SH       SOLE                   189200            112000
Sprint Corp                    COM              852061100    11514   392800 SH       SOLE                   198800            194000
TJX Companies                  COM              872540109     8412   373872 SH       SOLE                   110872            263000
Target Corp                    COM              87612E106     8862   345850 SH       SOLE                   244450            101400
Torchmark Corp                 COM              891027104      688    24750 SH       SOLE                    20800              3950
Tosco Corporation              COM              891490302    25918   831050 SH       SOLE                   400750            430300
USA Education Inc.             COM              90390U102    18909   392400 SH       SOLE                   179650            212750
Union Carbide Corp Hldg        COM              905581104     4575   121200 SH       SOLE                    76900             44300
Veritas Software Corp          COM              923436109    37745   265809 SH       SOLE                   123764            142045
Vishay Intertechnology Inc     COM              928298108     8882   288855 SH       SOLE                   137405            151450
Waters Corporation             COM              941848103     9447   106150 SH       SOLE                    47550             58600
Watson Pharmaceuticals Inc     COM              942683103    27453   423160 SH       SOLE                   190960            232200
Wellpoint Health Networks Inc- COM              94973H108    22165   230885 SH       SOLE                   110085            120800